Goodwill - Summary of Allocated goodwill (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 946	$ 922	$ 912
Richards Bay Minerals
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	468	487
Pilbara
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	383	349
Dampier Salt
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 95	$ 86